Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders' equity (deficit) - USD ($) $ in Thousands	Preferred Stock [Member] Redeemable Convertible preferred shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Beginning at Dec. 31, 2019	$ 62,195
Balance at Beginning (in Shares) at Dec. 31, 2019	3,880,573
Balance at Beginning at Dec. 31, 2019		$ 0	$ 8,784	$ (50,087)	$ 0	$ (41,303)
Balance at Beginning (in Shares) at Dec. 31, 2019		1,997,008
Issuance of redeemable convertible preferred shares, net	$ 15,507
Issuance of redeemable convertible preferred shares, net (in Shares)	314,521
Issuance of shares in connection with stock-based compensation plans		$ 0	133	0	0	133
Issuance of shares in connection with stock-based compensation plans (in Shares)		102,253
Share based compensation		$ 0	1,440	0	0	1,440
Comprehensive loss		0	0	(20,041)	0	(20,041)
Balance at Ending at Dec. 31, 2020		$ 0	10,357	(70,128)	0	(59,771)
Balance at Ending (in Shares) at Dec. 31, 2020		2,099,261
Balance at Ending at Dec. 31, 2020	$ 77,702
Balance at Ending (in Shares) at Dec. 31, 2020	4,195,094
Exercise of warrants for redeemable convertible preferred shares	$ 10,896
Exercise of warrants for redeemable convertible preferred shares (in Shares)	78,630
Issuance of redeemable convertible preferred shares, net	$ (88,598)
Issuance of redeemable convertible preferred shares, net (in Shares)	(4,273,724)
Conversion of redeemable convertible preferred shares		$ 0	88,598	0	0	88,598
Conversion of redeemable convertible preferred shares (in Shares)		4,273,724
Issuance of ordinary shares in connection with PIPE offering, net		$ 0	124,560	0	0	124,560
Issuance of ordinary shares in connection with PIPE offering, net (in Shares)		950,000
Recapitalization, net		$ 0	88,843	0	0	88,843
Recapitalization, net (in Shares)		1,038,432
Shares issued related to the business acquisitions		$ 0	33,816	0	0	33,816
Shares issued related to the business acquisitions (in Shares)		437,332
Issuance of shares in connection with stock-based compensation plans		$ 0	44	0	0	$ 44
Issuance of shares in connection with stock-based compensation plans (in Shares)		15,567				15,567
Share based compensation		$ 0	3,607	0	0	$ 3,607
Comprehensive loss		0	0	(30,934)	0	(30,934)
Balance at Ending at Dec. 31, 2021		$ 0	349,825	(101,062)	0	248,763
Balance at Ending (in Shares) at Dec. 31, 2021		8,814,316
Balance at Ending at Dec. 31, 2021	$ 0
Balance at Ending (in Shares) at Dec. 31, 2021	0
Shares issued related to the business acquisitions		$ 0	10,691	0	0	10,691
Shares issued related to the business acquisitions (in Shares)		430,806
Issuance of shares in connection with stock-based compensation plans		$ 0	140	0	0	$ 140
Issuance of shares in connection with stock-based compensation plans (in Shares)		213,560				61,087
Share based compensation		$ 0	9,756	0	0	$ 9,756
Comprehensive loss		0	0	(131,072)	(4,850)	(135,922)
Balance at Ending at Dec. 31, 2022		$ 0	$ 370,412	$ (232,134)	$ (4,850)	$ 133,428
Balance at Ending (in Shares) at Dec. 31, 2022		9,458,682
Balance at Ending at Dec. 31, 2022	$ 0
Balance at Ending (in Shares) at Dec. 31, 2022	0